Intangibles Assets - Summary of Changes in the Value of the Intangible Assets (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Jan. 31, 2026	Apr. 30, 2025
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 1,067
Ending balance	0	$ 1,067
Internally Generated Development Costs | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	33	33
Impairments and disposals		0
Discontinued operations	0
Foreign exchange	0	0
Ending balance	33	33
Internally Generated Development Costs | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	33	33
Amortization	0	0
Discontinued operations	0
Foreign exchange	0	0
Ending balance	33	33
Internally Generated Development Costs | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	0	0
Intellectual Properties | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	10,969	30,718
Impairments and disposals		(21,184)
Discontinued operations	(4,327)
Foreign exchange	210	1,435
Ending balance	6,852	10,969
Intellectual Properties | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	9,902	7,366
Amortization	0	1,895
Discontinued operations	(3,260)
Foreign exchange	210	641
Ending balance	6,852	9,902
Intellectual Properties | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,067
Ending balance	0	1,067
Proprietary Processes | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	8,323	7,926
Impairments and disposals		(163)
Discontinued operations	(8,080)
Foreign exchange	8	560
Ending balance	251	8,323
Proprietary Processes | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	8,323	7,722
Amortization	0	53
Discontinued operations	(8,080)
Foreign exchange	8	548
Ending balance	251	8,323
Proprietary Processes | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	0	0
Certifications | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	146	136
Impairments and disposals		0
Discontinued operations	(146)
Foreign exchange	0	10
Ending balance	0	146
Certifications | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	146	136
Amortization	0	0
Discontinued operations	(146)
Foreign exchange	0	10
Ending balance	0	146
Certifications | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	0	0
Customer List | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	19,471	38,813
Impairments and disposals		(21,347)
Discontinued operations	(12,553)
Foreign exchange	218	2,005
Ending balance	7,136	19,471
Customer List | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	18,404	15,257
Amortization	0	1,948
Discontinued operations	(11,486)
Foreign exchange	218	1,199
Ending balance	7,136	18,404
Customer List | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,067
Ending balance	$ 0	$ 1,067